SCHEDULE OF LIABILITIES RECORDED UNDER THE FAIR VALUE OPTION WAS ESTIMATED USING LEVEL 3 FAIR VALUE MEASUREMENTS (Details)	Jun. 30, 2025 [1]
Note Payable [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.25
Note Payable [Member] | Minimum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	12.41
Note Payable [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.41
Note Payable [Member] | Maximum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	14.25
Loans Payableto Related Party [Member] | Minimum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.25
Loans Payableto Related Party [Member] | Minimum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	12.41
Loans Payableto Related Party [Member] | Maximum [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.45
Loans Payableto Related Party [Member] | Maximum [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	14.24

[1]	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.